Debt	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt
Debt
As of June 30, 2014 and December 31, 2013, the Company had the following debt amounts outstanding:

(In US$ millions)	June 30, 2014	December 31, 2013
External debt agreements
Amended Senior Secured Credit Facilities	$2,888.3	$—
Sub-total external debt	$2,888.3	$—

Related party debt agreements
Rig Financing Agreements
$1,500 facility	$—	$643.5
$1,200 facility	82.3	90.5
$550 facility	—	440.0
$440 facility	168.7	178.6
$1,121 facility	—	472.6
Sub-total Rig Financing Agreements	$251.0	$1,825.2

Other related party debt
$109.5 vendor financing facility	$109.5	$109.5
$229.9 discount note	—	229.9
$70.0 discount note	—	70.0
Related party revolving credit facility	—	125.9
Sub-total other related party debt	$109.5	$535.3

Total debt	$3,248.8	$2,360.5
Less current portion of related party debt	(102.2)	(234.2)
Less current portion long term debt	(29.0)	—
Long-term portion of total debt	$3,117.6	$2,126.3

The outstanding debt as of June 30, 2014 is repayable as follows:

(In US$ millions)	As at June 30,
2015	$131.2
2016	158.4
2017	48.9
2018	138.2
2019	29.0
2020 and thereafter	2,743.1
Total outstanding debt	$3,248.8

Amended Senior Secured Credit Facilities
On February 21, 2014, Seadrill Operating LP, Seadrill Capricorn Holdings LLC and Seadrill Partners Finco LLC, which are subsidiaries of the Company (the “Borrowers”), entered into Senior Secured Credit Facilities (the “Senior Secured Credit Facilities”). The Senior Secured Credit Facilities consist of (i) a $100.0 million revolving credit facility (the “revolving facility”) available for borrowing from time to time by any Borrower, and (ii) a $1.8 billion term loan (the “term loan”) which was borrowed by Seadrill Operating LP in full on February 21, 2014. The proceeds from this transaction were used to (a) refinance debt related to the West Capella, West Aquarius, West Sirius and West Leo Rig Facilities, (b) repay in part unsecured loans from Seadrill, (c) add cash to the balance sheet in support of general company purposes and (d) pay all fees and expenses associated therewith.
On June 26, 2014, the Senior Secured Credit Facilities were amended ("Amended Senior Secured Credit Facilities") for the borrowing by Seadrill Operating LP of $1.1 billion of additional term loans in addition to the term loans already outstanding under the Senior Secured Credit Facilities as noted above. The proceeds from the additional $1.1 billion of term loans were used to (a) refinance debt secured by West Auriga of $443.1 million and West Capricorn of $426.3 million, (b) repay in part certain unsecured loans from Seadrill in the amount of $100 million, (c) add cash to the Company's balance sheet for general company purposes and (d) pay all fees and expenses associated with the Amended Senior Secured Credit Facilities.
The Amended Senior Secured Credit Facilities are guaranteed on a senior secured basis by the Borrowers and the Borrowers’ subsidiaries that own or charter the West Capella, West Aquarius, West Sirius, West Leo, West Capricorn and West Auriga. The Amended Senior Secured Credit Facilities also are secured by mortgages on the six drilling units, security interests on the earnings, earnings accounts, and insurances owned by the subsidiary guarantors relating to the six drilling units, and pledges of the equity interests of each subsidiary guarantor.
Loans under the Amended Senior Secured Credit Facilities will bear interest, at the Company's option, at a rate per annum equal to either the LIBOR Rate (subject to a 1% floor) for interest periods of one, two, three or six months plus the applicable margin or the Base Rate plus the applicable margin. The Base Rate is the highest of (a) the prime rate of interest announced from time to time by the agent bank as its prime lending rate, (b) 0.50% per annum above the Federal Funds rate as in effect from time to time, (c) the Eurodollar Rate for 1-month LIBOR as in effect from time to time plus 1.00% per annum, and (d) for term loans only, 2.0% per annum. The applicable margin is 2.0% for term loans bearing interest at the Base Rate and 3.00% for term loans bearing interest at the Eurodollar Rate. The applicable margin is 1.25% for revolving loans bearing interest at the Base Rate and 2.25% for revolving loans bearing interest at the Eurodollar Rate. In addition, the Company will incur a commitment fee based on the unused portion of the revolving facility of 0.50% per annum.
The term loan matures in February 2021. Amortization payments in the amount of 0.25% of the original term loan amount are required to be paid on the last day of each calendar quarter. The revolving facility matures in February 2019 and does not amortize. The Company is required to make mandatory prepayments of term loans using proceeds from asset sales that are not otherwise utilized for permitted purposes and to make offers to purchase term loans using proceeds of loss events that are not otherwise utilized for permitted purposes.
The Company has entered into interest rate swap transactions to hedge 100% of the variable element of the term loan facility at a weighted average fixed rate of 2.49% per annum. A variable rate option included in the swap provides that the hedge counterparty shall pay the greater of 1.00% or 3 Month LIBOR. Thus, where the variable rate is less than 1%, the variable rate payment shall be deemed to be equal to 1%.
As of June 30, 2014, the outstanding balance of the term loan was $2.9 billion, and the $100 million revolving facility was not yet drawn.

$1,450 million Senior Secured Credit Facility

The entity which owns the the West Auriga, was a borrower under the $1,450 million senior secured credit facility relating to the West Auriga and two other drilling units owned by Seadrill. Upon closing of the West Auriga acquisition, this entity owed $443.1 million under the facility. This amount was repaid with proceeds from the Amended Senior Secured Credit Facilities discussed above.

Rig Financing Agreements
For each of the Rig Financing Agreements, the Company entered into a loan agreement with Seadrill on a back to back basis at the time of the IPO or in conjunction with the sale of entities that own and operate drilling units to the Company. These loan agreements with Seadrill are classified as related party transactions. Pursuant to these loan agreements of the related drilling unit, each rig owning subsidiary can make payments of principal and interest to Seadrill or directly to the third party lenders under each facility, corresponding to that proportion of the loan facility. As of June 30, 2014, Rig Financing Agreements with Seadrill related to West Vencedor, T-15, and T-16 (December 31, 2013: West Capella, West Aquarius, West Vencedor, West Capricorn, T-15, T-16, West Leo and West Sirius.) During the six months ended June 30, 2014 certain Rig Financing Agreements were repaid by the Company in conjunction with the drawdown of the Senior Secured Credit Facilities as further discussed above.
Under the terms of the external secured credit facility agreements for the West Vencedor, T-15 and T-16, certain subsidiaries of Seadrill and the Company are jointly and severally liable for their own debt and obligations under the relevant facility and the debt and obligations of other borrowers who are also party to such agreements. These obligations are continuing and extend to amounts payable by any borrower under the relevant agreement. The total amount under the external facility which includes the West Vencedor as of June 30, 2014 is $667 million ($733 million as of December 31, 2013). The total amount owed under the external facility which includes T-15 and T-16 as of June 30, 2014 is $275 million ($293 million as of December 31, 2013). The Company has not recognized any amounts that are related to amounts owed by Seadrill subsidiaries. Additionally the Company has received an indemnity from Seadrill for any payments or obligations related to these facilities that are not related to the West Vencedor, T-15 and T-16.
$109.5 million Vendor Financing Loan Agreement

In May 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest of LIBOR plus a margin of 5.0% and is due in May 2016.

$229.9 million Discount Note

On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $229.9 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $238.5 million to Seadrill. The note was repaid in full in February 2014 with proceeds from the Senior Secured Credit Facilities as further discussed above.

$70.0 million Discount Note

On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note to Seadrill in an initial amount of $70.0 million. The note was repayable in June 2015 and upon maturity, the Company was due to pay $73 million to Seadrill. The note was repaid in full in February 2014 with the proceeds from the Senior Secured Credit Facilities as further discussed above.

$100.0 million Discount Note

In March 2014, as part of the acquisition of the West Auriga, Seadrill Capricorn Holdings issued a zero coupon discount note to Seadrill in an initial amount of $100.0 million. The note was repayable in September 2015 and upon maturity, the Company was due to pay $103.7 million to Seadrill. This note was repaid in June 2014 with proceeds from the Amended Senior Secured Credit Facilities as further discussed above.

Revolving Credit Facility

In October 2012, the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of 5 years and bears interest at a rate of LIBOR plus 5.0% per annum, with an annual 2.0% commitment fee on the undrawn balance. The outstanding balance as at December 31, 2013 was $125.9 million. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit to $100 million. There were no amounts owed under the facility as of June 30, 2014.

Restrictive Covenants
The Company's facilities and related party loan agreements include financial and non-financial covenants applicable to the Company and Seadrill. These covenants are described in Note 12 to the Company's Consolidated and Combined Carve-Out Financial Statements for the year ended December 31, 2013 included in the Company's Form 20-F filed with the SEC. Financing agreements entered into during the period ending June 30, 2014 are discussed further below. The Company and Seadrill were in compliance with the related covenants as of June 30, 2014 and December 31, 2013.
The Amended Senior Secured Credit Facilities
Our subsidiaries that are borrowers or guarantors of our Amended Senior Secured Credit Facilities are subject to certain financial and restrictive covenants contained in our Amended Senior Secured Credit Facilities including the following:

•	Limitations on the incurrence of indebtedness and issuance of preferred equity;

•	Limitations on the incurrence of liens;

•	Limitations on dividends and other restricted payments;

•	Limitations on investments;

•	Limitations on mergers, consolidation and sales of all or substantially all assets;

•	Limitations on asset sales;

•	Limitations on transactions with affiliates;

•	Limitation on business activities to businesses similar to those now being conducted; and

•	Requirement to maintain a senior secured net leverage ratio of no more than 5.5 to 1.0 (5.0 to 1.0 for the fiscal quarter ending March 31, 2015 and thereafter).

In addition, the Amended Senior Secured Credit Facilities contain other customary terms, including the following events of default (subject to customary grace periods), upon the occurrence of which, the loans may be declared (or in some cases automatically become) immediately due and payable:

•	Failure of any borrow of the term loan to pay principal, interest or other amounts owing with respect to the loans under the Amended Senior Secured Credit Facilities;

•	Breach in any material respect of any representation or warranty contained in Amended Senior Secured Credit Facilities documentation;

•	Breach of any covenant contained in Amended Senior Secured Credit Facilities documentation;

•	The occurrence of a payment default under, or acceleration of, any indebtedness aggregating $25 million or more other than the term loan;

•	Failure by our subsidiaries that are borrowers or guarantors of our Amended Senior Secured Credit Facilities to pay or stay any judgment in excess of $25 million;

•
Repudiation by our subsidiaries that are borrowers or guarantors of our Amended Senior Secured Credit Facilities of any guarantee or collateral documents related to the Amended Senior Secured Credit Facilities;

•	Any guarantee related to the Amended Senior Secured Credit Facilities is found to be unenforceable or invalid or is not otherwise effective;

•
Any of our subsidiaries that are borrowers or guarantors of our Amended Senior Secured Credit Facilities file for bankruptcy or become the subject of an involuntary bankruptcy case or other similar proceeding;

•	The equity interests of any of the company, Seadrill Operating LP or Seadrill Capricorn Holdings LLC is pledged to anyone other than the collateral agent for the term loan; and

•	The occurrence of a change of control.